Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Employee Benefit Expenses [Abstract]
Employee benefit expenses				¥ 1,644	$ 232	¥ 2,253	$ 327
Employee benefit expenses	¥ 1,231	$ 169	¥ 1,892